RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Management fees and share-based payments
	2019	2018	2017
	$	$	$

Management Fees	244,120	241,950	105,000